Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income Per Share
Basic and diluted net income per share for the three and six months ended June 30 are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Net income attributable to common shareholders	2,258	3,076	$639	$4,550

Basic weighted average number of common shares outstanding	25,455,554	29,559,316	25,833,056	29,909,311
Stock options	239,172	279,908	254,134	292,737
DSUs	184,855	143,318	181,272	142,955
PSUs	2,302	—	2,601	—
RSUs	915,025	245,039	563,460	214,449
Diluted weighted average number of common shares outstanding	26,796,908	30,227,581	26,834,523	30,559,452

Basic earnings per common share	$0.09	$0.10	$0.02	$0.15
Diluted earnings per common share	$0.08	$0.10	$0.02	$0.15